Background, Description of Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summery of correction in Cash Flows statement [Table Text Block]
The impact of this correction in the Consolidated Statement of Cash Flows for the year ended December 31, 2021 is as follows:

	As Reported	As Restated
Cash flows from operating activities
Deferred paid-in-kind interest paid on May 2020 Loan	$—	$(44,141)
Net cash provided by operating activities	219,931	175,790
Cash flows from financing activities
Payments of May 2020 First Lien Loan	(304,141)	(260,000)
Net cash (used in) provided by financing activities	(6,113)	38,028
Supplemental disclosure of cash flow information:
Cash paid for interest	28,595	72,736